SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Traditional Life, Health, and Credit Insurance Products & Reinsurance (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liability for unpaid claims and claims adjustment expense
Impact of reinsurance	$ 38	$ 43	$ 46	$ 44
Minimum
Liability for unpaid claims and claims adjustment expense
Interest rate assumptions to compute liabilities for future policy benefits	1.00%
Maximum
Liability for unpaid claims and claims adjustment expense
Interest rate assumptions to compute liabilities for future policy benefits	7.86%
Traditional Life Insurance | Minimum
Liability for unpaid claims and claims adjustment expense
Interest rate assumptions to compute liabilities for future policy benefits	2.50%
Traditional Life Insurance | Maximum
Liability for unpaid claims and claims adjustment expense
Interest rate assumptions to compute liabilities for future policy benefits	5.50%
Universal Life | Minimum
Liability for unpaid claims and claims adjustment expense
Interest rate credited to policy account balances	1.00%
Universal Life | Maximum
Liability for unpaid claims and claims adjustment expense
Interest rate credited to policy account balances	8.75%
Investments Product Line | Minimum
Liability for unpaid claims and claims adjustment expense
Interest rate credited to policy account balances	0.05%
Investments Product Line | Maximum
Liability for unpaid claims and claims adjustment expense
Interest rate credited to policy account balances	9.81%
Variable annuity | Guaranteed minimum death benefits (GMDB)
Liability for unpaid claims and claims adjustment expense
Impact of reinsurance	$ 38	$ 43